Consolidated Statements of Income (Unaudited) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016
Sales of goods		€ 11,478	€ 11,261
Sales of RPPs & leases		2,599	2,578
Sales of spare parts and services		3,879	3,078
Total sales		17,956	16,917
Other revenues		40	8
Total revenues		17,995	16,925
Cost of goods		(6,464)	(5,561)
Cost of RPPs & leases		(1,364)	(1,513)
Cost of spare parts and services		(2,600)	(2,097)
Total cost of sales		(10,427)	(9,171)
Gross profit		7,568	7,753
Research and development expenses		(1,865)	(1,701)
Selling and marketing expenses		(4,863)	(4,066)
General and administrative expenses		(1,688)	(1,598)
Loss from operations		(848)	388
Financial (expense) income, net		1,408	2,891
Foreign currency exchange gain (loss), net		450	(671)
Income (loss) before taxes		110	3,950
Income tax (expense) benefit		(175)	(91)
Net income (loss)		€ (65)	€ 3,859
Basic income (loss) per share (in EUR per share)		€ 0	€ 0.14
Diluted income (loss) per share (1) (in EUR per share)	[1]	€ 0	€ 0.13
Basic weighted average shares outstanding (in shares)		28,919,984	26,844,696
Diluted weighted average shares outstanding (1) (in shares)	[1]	28,919,984	28,615,172

[1]	Due to the net loss in the first six months of 2017, the assumed net exercise of stock options/warrants and stock relating to the convertible bonds in this year was excluded, as the effect would have been anti-dilutive.